January 13, 2012	Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust (File Nos. 333-17217; 811-07953) - Post-Effective
Amendment No. 87 to the Registration Statement on Form N-1A under Rule
485(a) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A. This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The primary purpose of this filing is to add 8 new series to the Trust, each of which will have two classes of shares – Class IB and Class K. This filing is not intended to affect the prospectus or statement of additional information of any class of any of the previously registered series of the Trust.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9351. Thank you for your attention.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

Gariel S. Nahoum, Esq.

AXA Equitable Funds Management Group, LLC

Clifford J. Alexander, Esq.

Natalya S. Zelensky, Esq.

K&L Gates LLP